Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	December 31,
		2024	2023
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$42,557,621	$78,713,885
Trade and other receivables	10, 12	9,610,361	4,358,833
Financial assets at fair value through profit or loss	15	—	16,666,665
Total financial assets		52,167,982	99,739,383
Financial liabilities
Trade payables	18	998,258	1,342,369
Lease liabilities	20	7,010,416	4,825,560
Borrowings	21	64,444,081	64,562,190
Total financial liabilities		$72,452,755	$70,730,119

Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2024 CAD	December 31, 2023 CAD	December 31, 2024 USD	December 31, 2023 USD
Cash at bank	$—	$—	$2,351,324	$32,748,324
Trade receivables	—	—	1,507,778	2,427,380
Trade payables	3,623	—	50,778	37,283

Summary of Contractual Maturities of Non-derivative Financial Liabilities

As of December 31, 2024, the contractual maturities of the Company’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2024	US$	US$	US$	US$	US$	US$	US$
Trade and other payables	$8,524,141	$—	$—	$—	$—	$8,524,141	$8,524,141
Lease liabilities	404,400	404,400	841,152	2,730,770	4,178,969	8,559,691	7,010,416
Borrowings*	1,392,972	1,390,774	2,766,961	41,890,779	31,699,815	79,141,300	64,444,081
Total non-derivatives	$10,321,513	$1,795,174	$3,608,113	$44,621,549	$35,878,784	$96,225,132	$79,978,638

* Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.